Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2018	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2018	Oct. 31, 2018	Sep. 30, 2018
Disclosure of operating segments [line items]
Net interest income (loss)		$ 5,872		$ 5,398		$ 11,732		$ 10,828
Non-interest income (loss)		4,356		4,084		8,494		8,029
Total revenue		10,228		9,482		20,226		18,857
Provision for (recovery of) credit losses		633		556		1,483		1,249
Insurance claims and related expenses		668		558		1,370		1,133
Total non-interest expenses		5,248		4,837		11,103		9,698
Income before income taxes and equity in net income of an investment in TD Ameritrade		3,679		3,531		6,270		6,777
Provision for (recovery of) income taxes		773		746		1,276		1,786
Net income (loss)	[1]	3,172		2,916		5,582		5,269
Total assets		1,356,588		1,283,836		1,356,588		1,283,836		$ 1,334,903
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 1,928		$ 1,790		$ 3,931		$ 3,388
Provision for (recovery of) income taxes			225		128		455		136
Equity in net income of an investment in TD Ameritrade		266		131		588		278
Net income (loss)			663		$ 343		1,461		$ 720
Total assets			$ 51,818				$ 51,818				$ 49,393
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		3,010		2,781		6,054		5,606
Non-interest income (loss)		2,949		2,731		5,893		5,456
Total revenue		5,959		5,512		11,947		11,062
Provision for (recovery of) credit losses		280		219		590		489
Insurance claims and related expenses		668		558		1,370		1,133
Total non-interest expenses		2,481		2,232		5,565		4,543
Income before income taxes and equity in net income of an investment in TD Ameritrade		2,530		2,503		4,422		4,897
Provision for (recovery of) income taxes		681		670		1,194		1,307
Net income (loss)		1,849		1,833		3,228		3,590
Total assets		439,485		415,518		439,485		415,518
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,231		1,977		4,478		3,917
Non-interest income (loss)		677		654		1,378		1,357
Total revenue		2,908		2,631		5,856		5,274
Provision for (recovery of) credit losses		226		204		532		451
Total non-interest expenses		1,527		1,488		3,138		2,935
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,155		939		2,186		1,888
Provision for (recovery of) income taxes		150		94		252		197
Net income (loss)		1,263		979		2,503		1,931
Total assets		426,143		405,115		426,143		405,115
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		258		134		569		240
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		262		272		435		601
Non-interest income (loss)		625		615		1,034		1,176
Total revenue		887		887		1,469		1,777
Provision for (recovery of) credit losses		(5)		16		2		9
Total non-interest expenses		597		516		1,199		1,042
Income before income taxes and equity in net income of an investment in TD Ameritrade		295		355		268		726
Provision for (recovery of) income taxes		74		88		64		181
Net income (loss)		221		267		204		545
Total assets		424,360		403,775		424,360		403,775
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		369		368		765		704
Non-interest income (loss)		105		84		189		40
Total revenue		474		452		954		744
Provision for (recovery of) credit losses		132		117		359		300
Total non-interest expenses		643		601		1,201		1,178
Income before income taxes and equity in net income of an investment in TD Ameritrade		(301)		(266)		(606)		(734)
Provision for (recovery of) income taxes		(132)		(106)		(234)		101
Net income (loss)		(161)		(163)		(353)		(797)
Total assets		66,600		59,428		66,600		59,428
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 8		$ (3)		$ 19		$ 38

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.